Net Income per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income per Share
Net income attributable to ordinary shareholders - basic	$ 19,167,718	$ 4,978,561	$ 9,076,420
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	5,169,295	1,830,070	78,645
Net income attribute to ordinary shareholders	$ 24,337,013	$ 6,808,631	$ 9,155,065
Weighted average number of ordinary shares outstanding - basic	114,124,300	83,683,960	100,000,000
Plus: convertible redeemable preferred shares		30,761,401	866,480
Plus: share options	5,474,647
Weighted average number of ordinary shares outstanding-diluted	119,598,947	114,445,361	100,866,480
Basic net income per share	$ 0.17	$ 0.06	$ 0.09
Diluted net income per share	$ 0.16	$ 0.06	$ 0.09